Financial Assets and Liabilities - Summary of Fair Value Hierarchy (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Categories of financial liabilities [abstract]
Royalty funding liabilities	€ 290,900
Derivative liabilities	256,231	€ 150,670
Total financial liabilities	1,219,720	1,103,991
Carrying amount [member]
Categories of financial liabilities [abstract]
Financial liabilities at amortised cost	720,262	763,586
Total financial liabilities at fair value through profit or loss	256,231	150,670
Fair value [member]
Categories of financial liabilities [abstract]
Financial liabilities at amortised cost	723,328	743,961
Total financial liabilities at fair value through profit or loss	256,231	150,670
Level 3 [member]
Categories of financial liabilities [abstract]
Derivative liabilities	256,231	150,670	€ 143,296	€ 157,950
Level 3 [member] | Carrying amount [member]
Categories of financial liabilities [abstract]
Convertible senior notes	429,391	458,207
Royalty funding liabilities	290,871	305,379
Derivative liabilities	256,231	150,670
Level 3 [member] | Fair value [member]
Categories of financial liabilities [abstract]
Convertible senior notes	426,429	438,288
Royalty funding liabilities	296,899	305,673
Derivative liabilities	€ 256,231	€ 150,670